Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value (Amended and Restated 2008 Equity Incentive Plan)
Amount Registered | shares	1,480,000
Proposed Maximum Offering Price per Unit	85.025
Maximum Aggregate Offering Price	$ 125,837,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,265.64
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), that become issuable under the Registrant’s Amended and Restated 2008 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, and based upon the average of high and low prices for the Registrant’s Common Stock as reported on the NASDAQ Global Select Market on February 28, 2025.

(3)

Amount of registration fee was calculated pursuant to Section 6(b) of the Securities Act, which provides that the fee shall be $153.10 per $1,000,000 of the proposed maximum aggregate offering price of the securities proposed to be offered.